Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended
	Dec. 31, 2016	Mar. 31, 2017
Significant Accounting Policies [Line Items]
Total liabilities	$ 1,074,336,000	$ 1,063,650,000
Porto Holdco B.V.
Significant Accounting Policies [Line Items]
Total liabilities	$ 670,022
Warrants outstanding	0
Porto Holdco B.V. | Netherlands
Significant Accounting Policies [Line Items]
Deferred tax assets	$ 167,505,000
Effective income tax percentage	25.00%